Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		$ 1,080,542,046
Plan assets at the beginning of year		7,200,471
Company contributions to the fund	$ 63,485,625
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions		(304,527,285)	$ 214,105,342
Change in demographic assumptions		9,012,031	71,958,462
For experience during the year		(25,228,095)	(53,779,484)
Pension plan assets at the end of year		2,585,007	7,200,471
Remeasurements			2,139
Defined benefit liabilities at end of year		1,456,815,367	1,080,542,046
Plan assets [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,074,233,038	1,249,557,999
Plan assets at the beginning of year		7,200,471	8,485,692
Return on plan assets		833,638	862,175
Service Cost		14,516,102	18,365,156
Payments by the pension fund		(59,967,278)	(56,834,688)
Company contributions to the fund		54,395,709	55,653,892
Actuarial (gains) losses in plan assets		43,683	(653,583)
Actuarial losses (gains) in other comprehensive results due to:
Effect of the liability ceiling		157,774	(313,017)
Adjustment to the Defined Contribution Plan		(61,582)
Clearance Price		(17,408)
Pension plan assets at the end of year		2,585,007	7,200,471
Defined benefit liabilities at end of year		1,441,356,415	1,074,233,038
Retirement And Post Employment Benefits [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,067,317,120	1,241,072,307
Service Cost		15,871,004	20,819,804
Net interest		95,643,572	97,571,478
Defined benefits paid by the fund		(5,759,721)	(5,547,170)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions		304,527,285	(214,105,342)
Change in demographic assumptions		(9,012,031)	(71,958,462)
For experience during the year		25,228,095	53,779,484
Assets of the plan during the year		(43,628)	646,318
Effect of the liability ceiling		(127,137)	279,674
Transfer to Long-term Benefits			410,775
Real interest, excluding earned interests		(363,873)
Adjustment to the Defined Contribution Plan		61,583
Remeasurements		(96,828)	2,146
Contributions paid to the fund		(54,395,709)	(55,653,892)
Defined benefit liabilities at end of year		$ 1,438,849,732	$ 1,067,317,120